Allowance for Doubtful Accounts	24 Months Ended
Oct. 31, 2012
Allowance for Doubtful Accounts

4. Allowance for Doubtful Accounts

We have two portfolio segments of finance receivables based on the type of financing inherent to each portfolio segment. The retail portfolio segment represents loans or leases to end-users for the purchase or lease of vehicles. The wholesale portfolio segment represents loans to dealers to finance their inventory. Each portfolio segment consists of one class of receivable based on: (i) initial measurement attributes of the receivables, and (ii) the assessment and monitoring of risk and performance of the receivables.

The activity related to our allowance for doubtful accounts for our retail portfolio segment, wholesale portfolio segment, and trade and other receivables is summarized as follows:

	October 31, 2012
(in millions)	Retail Portfolio	Wholesale Portfolio	Trade and Other Receivables	Total
Allowance for doubtful accounts, at beginning of period	$31	$2	$17	$50
Provision for doubtful accounts, net of recoveries	3	(2)	13	14
Charge-off of accounts(A)	(7)	—	(6)	(13)

Allowance for doubtful accounts, at end of period	$27	$—	$24	$51

	October 31, 2011
(in millions)	Retail Portfolio	Wholesale Portfolio	Trade and Other Receivables	Total
Allowance for doubtful accounts, at beginning of period	$58	$2	$36	$96
Provision for doubtful accounts, net of recoveries	(5)	—	(1)	(6)
Charge-off of accounts(A)	(22)	—	(18)	(40)

Allowance for doubtful accounts, at end of period	$31	$2	$17	$50

	October 31, 2010
(in millions)	Retail Portfolio	Wholesale Portfolio	Trade and Other Receivables	Total
Allowance for doubtful accounts, at beginning of period	$58	$1	$45	$104
Provision for doubtful accounts, net of recoveries	26	1	2	29
Charge-off of accounts(A)	(26)	—	(11)	(37)

Allowance for doubtful accounts, at end of period	$58	$2	$36	$96

(A)	We repossess sold and leased vehicles on defaulted finance receivables and leases, and place them into Inventories. Losses recognized at the time of repossession and charged against the allowance for doubtful accounts were $6 million, $20 million, and $22 million in 2012, 2011, and 2010, respectively.

The accrual of interest income is discontinued on certain impaired finance receivables. Impaired finance receivables include accounts with specific loss reserves and certain accounts that are on non-accrual status. In certain cases, we continue to collect payments on our impaired finance receivables.

Information regarding impaired finance receivables is as follows:

	As of October 31, 2012			As of October 31, 2011
(in millions)	Retail Portfolio	Wholesale Portfolio	Total	Retail Portfolio	Wholesale Portfolio	Total
Impaired finance receivables with specific loss reserves	$14	$—	$14	$15	$—	$15
Impaired finance receivables without specific loss reserves	1	—	1	2	—	2
Specific loss reserves on impaired finance receivables	9	—	9	10	—	10
Finance receivables on non-accrual status	10	—	10	14	—	14

For the impaired finance receivables in the retail portfolio as of October 31, 2012 and 2011, the average balances of those receivables were $16 million and $32 million during the year ended October 31, 2012 and 2011, respectively.

The Company uses the aging of its receivables as well as other inputs when assessing credit quality. The aging analysis for finance receivables is summarized as follows:

	As of October 31, 2012
(in millions)	Retail Portfolio	Wholesale Portfolio	Total
Current, and up to 30 days past due	$965	$1,126	$2,091
30-90 days past due	72	1	73
Over 90 days past due	11	1	12

Total finance receivables	$1,048	$1,128	$2,176